Leases - Schedule of Operating Leases (Details) - USD ($)	Oct. 31, 2025	Oct. 31, 2024
Schedule of Operating Leases [Abstract]
Right-of-use assets, net	$ 104,129	$ 23,407
Operating lease liabilities - current	77,596	23,407
Operating lease liabilities - non-current	26,533
Total operating lease liabilities	$ 104,129	$ 23,407
Weighted average discount rate	3.90%